SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR - Schedule H, Part IV, Line 4i (Details) - EBP 055	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-0196300
Plan number	055
Total assets held for investment	$ 8,768,045,150
Investment, Identifier [Axis]: Guaranteed Investment Contract | Interest in Eaton Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	254,944,373
Investment, Identifier [Axis]: Master Trust | Interest in Eaton Savings Trust Master Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,425,571,276
Investment, Identifier [Axis]: Participant Loans | 3.25 - 10.50%; various maturity dates
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans, Current Value	$ 87,529,501
Investment, Identifier [Axis]: Participant Loans | 3.25 - 10.50%; various maturity dates | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Investment, Identifier [Axis]: Participant Loans | 3.25 - 10.50%; various maturity dates | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	10.50%